Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014 At-the-market offering	Dec. 31, 2013 At-the-market offering	Oct. 04, 2013 Universal Self Registration Statement
Value of Common Share For Sale Under Universal Shelf Registration Payment			$ 200,000
Sale Of Subsidiarys Common Stock	22,209,844	6,892,233
Proceeds From Sale Of Subsidiarys Common Stock	$ 90,016	$ 23,655